Bitwise Crypto Industry Innovators ETF

Schedule of Investments

June 30, 2025 (Unaudited)

Description	Shares	Fair Value
COMMON STOCK†† – 98.8%

Consumer Discretionary – 6.2%
MercadoLibre*	1,236	$3,230,447
Metaplanet(A)*	995,300	11,369,345
		14,599,792
Financials – 34.5%
Bank of New York Mellon	33,990	3,096,829
BlackRock Funding	3,104	3,256,872
CME Group, Cl A	11,194	3,085,290
Coinbase Global, Cl A*	81,454	28,548,813
Coinshares International	44,960	466,564
DBS Group Holdings	87,760	3,094,493
Defi Technologies*	1,257,066	3,620,571
Deutsche Boerse	9,444	3,069,660
Etoro Group*	55,998	3,728,907
Galaxy Digital Holdings	615,670	13,454,950
Mastercard, Cl A	5,202	2,923,212
OSL Group*	1,664,500	3,261,148
PayPal Holdings*	41,809	3,107,245
Robinhood Markets, Cl A*	40,999	3,838,737
Visa, Cl A	8,292	2,944,074
		81,497,365
Information Technology – 58.1%
Applied Digital(A)*	730,555	7,356,689
Bitdeer Technologies Group, Cl A(A)*	348,250	3,997,910
Cipher Mining(A)*	1,074,546	5,136,330
Circle Internet Group(A)*	85,516	15,503,196
Cleanspark(A)*	1,043,848	11,513,643
Core Scientific*	675,545	11,531,553
Hut 8(A)*	381,803	7,098,822
Iris Energy(A)*	989,064	14,410,662
MARA Holdings(A)*	1,173,211	18,395,948
MicroStrategy, Cl A*	54,655	22,093,191
Northern Data*	148,152	4,173,786
Riot Platforms*	935,035	10,565,895
Terawulf(A)*	1,182,825	5,180,774
		136,958,399
Total Common Stock (Cost $137,520,103)		233,055,556

SHORT-TERM INVESTMENT – 26.7%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(B)(C)	62,972,943	62,972,943

Total Short-Term Investment (Cost $62,972,943)		62,972,943

Total Investments - 125.5% (Cost $200,493,046)		$296,028,499

Percentages are based on net assets of $235,787,442.

*	Non-income producing security.
††	Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
(A)	This security or a partial position of this security is on loan at June 30, 2025. The total value of securities on loan at June 30, 2025 was $62,971,561.
(B)	The rate shown is the 7-day effective yield as of June 30, 2025.
(C)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2025 was $62,972,943.

Cl – Class

BIT-QH-001-0900

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